Fees Summary	Feb. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,958,378,359.72
Previously Paid Amount	0.00
Total Fee Amount	408,552.05
Total Offset Amount	0.00
Net Fee	$ 408,552.05